FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
a) Risk Management
The company’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. We use financial instruments primarily to manage these risks.
There have been no material changes to the company’s financial risk exposure or risk management activities since December 31, 2025. Please refer to Note 26 of the December 31, 2025 audited consolidated financial statements for a detailed description of the company’s financial risk exposure and risk management activities.
b) Financial Instruments
The following table lists the company’s financial instruments by their carrying value and fair value as at June 30, 2026 and December 31, 2025:

	2026		2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$14,885	$14,885	$16,242	$16,242
Other financial assets
Government bonds	2,063	2,063	2,351	2,351
Corporate bonds	2,577	2,577	3,211	3,211
Fixed income securities and other	10,078	10,078	8,931	8,931
Common shares and warrants	7,315	7,315	6,589	6,589
Loans and notes receivable	10,486	10,486	8,951	8,951
	32,519	32,519	30,033	30,033
Accounts receivable and other[1]	22,125	22,125	21,925	21,925
	$69,529	$69,529	$68,200	$68,200
Financial liabilities
Corporate borrowings	$14,711	$13,960	$14,301	$13,768
Non-recourse borrowings of managed entities
Property-specific borrowings	229,069	227,372	228,414	227,703
Subsidiary borrowings	21,202	21,147	16,897	17,044
	250,271	248,519	245,311	244,747
Accounts payable and other[2]	43,351	43,351	47,257	47,257
Subsidiary equity obligations	3,931	3,931	3,808	3,808
	$312,264	$309,761	$310,677	$309,580
1.Excludes prepaid expenses and other assets.
2.Excludes lease liabilities.
c) Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2026			2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$69	$1,501	$—	$42	$1,360	$—
Corporate bonds	—	1,640	929	—	1,658	810
Fixed income securities and other	945	979	7,964	304	943	7,412
Common shares and warrants	1,162	989	5,164	387	1,543	4,659
	2,176	5,109	14,057	733	5,504	12,881
Accounts receivable and other[1]	—	1,988	1,332	—	1,861	1,207
	$2,176	$7,097	$15,389	$733	$7,365	$14,088
Financial liabilities
Accounts payable and other[1]	$130	$3,770	$2,854	$156	$3,877	$2,349
1.Financial assets and liabilities categorized in level 3 primarily relate to derivative assets and liabilities included in accounts receivable and other, and accounts payable and other, respectively.

Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2026:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2026 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$14,776	$2,686	$14,088	$2,349
Fair value changes in net income	937	(257)	1,457	(239)
Fair value changes in other comprehensive income[1]	206	115	62	383
Transfers in	—	—	605	—
Transfers out	(1,413)	(175)	(1,413)	(199)
Additions, net	883	485	590	560
Balance, end of period	$15,389	$2,854	$15,389	$2,854
1.Includes foreign currency translation.